Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ (7,402)	$ (9,115)	$ (15,581)	$ (18,917)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss on investments				(16)
Non-cash interest expense				362
Stock-based compensation expense	2,052	2,094	4,145	2,897
Common stock issued for services				1,561
Depreciation and amortization	189	60	199	78
Provision for losses on accounts receivable	46
Loss on write-off of fixed assets				77
Amortization of operating right-of-use asset	121	111	227	211
Increase (decrease) in cash resulting from changes in:
Accounts receivable	(207)	(373)	(290)	(152)
Inventory	(55)	(155)	(139)	(227)
Prepaid expenses and other assets	(442)	(325)	(301)	(57)
Accounts payable	678	362	(117)	72
Accrued expenses	385	698	(99)	2,288
Operating lease liability	(123)	(109)	(227)	(202)
Net cash used in operating activities	(4,758)	(6,752)	(12,183)	(12,025)
Cash Flows from Investing Activities
Sales of short-term investments		6,503	6,996	8,079
Purchases of short-term investments		(493)	(493)	(10,116)
Purchases of property and equipment	(119)	(212)	(361)	(847)
Net cash (used in) provided by investing activities	(119)	5,798	6,142	(2,884)
Cash Flows from Financing Activities
Proceeds from issuance of Series A Convertible Preferred Stock	2,437
Proceeds from issuance of common stock	1,934
Proceeds from issuance of common stock and warrants, net of issuance costs		4,808	4,808	14,139
Proceeds from issuance of common stock, net of issuance costs			495
Proceeds from issuance of convertible notes payable			1,250
Proceeds from exercise of warrants			258
Deferred offering costs		(143)	(509)	(25)
Net cash provided by financing activities	4,371	4,665	6,302	14,114
Effect of foreign currency translation on cash flow	46	12	38	7
Net (Decrease) Increase in Cash and Cash Equivalents	(460)	3,723	299	(788)
Cash and Cash Equivalents at Beginning of Period	2,428	2,129	2,129	2,917
Cash and Cash Equivalents at End of Period	1,968	5,852	2,428	2,129
Supplemental Disclosures of Cash Flow Information
Preferred stock issued upon conversion of debt and accrued interest	1,186
Common stock issued upon conversion of preferred stock				13,639
Reclassification of deferred offering costs to additional paid-in capital	$ 130
Common stock issued upon conversion of debt				13,868
Cash at End of Year			2,428	480
Cash Equivalents at End of Year				1,649
Cash paid during the year for:
Interest
Income taxes